American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity Fund
May 31, 2025

Avantis U.S. Equity Fund - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.0%
Aerospace and Defense — 1.2%
AerSale Corp.(1)	635	3,740
ATI, Inc.(1)	7,538	600,326
Axon Enterprise, Inc.(1)	458	343,665
Boeing Co.(1)	3,414	707,791
BWX Technologies, Inc.	6,070	762,392
Curtiss-Wright Corp.	474	208,612
Ducommun, Inc.(1)	89	6,264
General Dynamics Corp.	1,113	309,959
General Electric Co.	7,322	1,800,553
Hexcel Corp.	1,272	67,276
Howmet Aerospace, Inc.	2,552	433,559
Huntington Ingalls Industries, Inc.	493	109,969
Lockheed Martin Corp.	3,392	1,636,233
Mercury Systems, Inc.(1)	629	30,978
National Presto Industries, Inc.	103	8,822
Northrop Grumman Corp.	808	391,694
RTX Corp.	10,274	1,402,196
Textron, Inc.	3,994	295,676
TransDigm Group, Inc.	384	563,877
Woodward, Inc.	1,167	252,457
		9,936,039
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	999	95,874
Expeditors International of Washington, Inc.	6,063	683,482
FedEx Corp.	7,667	1,672,173
Hub Group, Inc., Class A	2,866	96,613
Radiant Logistics, Inc.(1)	3,821	22,697
United Parcel Service, Inc., Class B	15,712	1,532,548
		4,103,387
Automobile Components — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)	10,320	45,305
Aptiv PLC(1)	4,839	323,293
Autoliv, Inc.	4,573	470,196
BorgWarner, Inc.	11,747	388,708
Dana, Inc.	12,070	200,724
Dorman Products, Inc.(1)	1,328	171,724
Gentex Corp.	7,073	152,565
Goodyear Tire & Rubber Co.(1)	22,093	252,081
LCI Industries	1,525	132,888
Lear Corp.	3,021	273,159
Modine Manufacturing Co.(1)	1,220	110,776
Motorcar Parts of America, Inc.(1)	233	2,596
Patrick Industries, Inc.	1,596	137,032
Phinia, Inc.	2,489	108,023
QuantumScape Corp.(1)(2)	2,508	10,032
Standard Motor Products, Inc.	889	26,937
Stoneridge, Inc.(1)	1,089	5,467
Visteon Corp.(1)	1,495	126,215
XPEL, Inc.(1)	479	17,230
		2,954,951

Automobiles — 1.4%
Ford Motor Co.	155,398	1,613,031
General Motors Co.	42,887	2,127,624
Harley-Davidson, Inc.	4,686	113,448
Lucid Group, Inc.(1)	4,717	10,519
Rivian Automotive, Inc., Class A(1)(2)	13,766	200,020
Tesla, Inc.(1)	19,607	6,793,041
Thor Industries, Inc.	1,921	155,966
Winnebago Industries, Inc.	550	18,662
		11,032,311
Banks — 5.4%
1st Source Corp.	704	42,634
ACNB Corp.	274	11,390
Amalgamated Financial Corp.	1,351	40,827
Amerant Bancorp, Inc.	864	15,146
Ameris Bancorp	1,895	116,486
Arrow Financial Corp.	634	16,326
Associated Banc-Corp.	5,383	124,724
Atlantic Union Bankshares Corp.	5,137	154,213
Axos Financial, Inc.(1)	4,403	306,185
Banc of California, Inc.	5,109	70,095
BancFirst Corp.	807	99,830
Bancorp, Inc.(1)	3,873	197,910
Bank First Corp.	345	40,124
Bank of America Corp.	80,376	3,546,993
Bank of Hawaii Corp.	1,388	92,316
Bank of Marin Bancorp	324	6,904
Bank of NT Butterfield & Son Ltd.	3,115	131,328
Bank OZK	5,320	235,836
BankUnited, Inc.	2,650	90,047
Banner Corp.	1,157	71,329
Bar Harbor Bankshares	500	14,540
BayCom Corp.	385	10,160
BCB Bancorp, Inc.	593	4,803
Berkshire Hills Bancorp, Inc.	1,551	38,403
Blue Foundry Bancorp(1)	1,039	9,413
BOK Financial Corp.	625	59,013
Bridgewater Bancshares, Inc.(1)	809	11,844
Brookline Bancorp, Inc.	3,642	37,622
Burke & Herbert Financial Services Corp.	98	5,578
Business First Bancshares, Inc.	1,148	27,311
Byline Bancorp, Inc.	1,198	30,992
Cadence Bank	5,647	171,104
Camden National Corp.	451	17,742
Capital City Bank Group, Inc.	375	14,153
Carter Bankshares, Inc.(1)	1,318	21,681
Cathay General Bancorp	2,366	101,395
Central Pacific Financial Corp.	1,144	30,545
ChoiceOne Financial Services, Inc.	439	12,986
Citigroup, Inc.	27,044	2,036,954
Citizens & Northern Corp.	211	3,914
Citizens Financial Group, Inc.	10,986	443,285
City Holding Co.	499	58,827
Civista Bancshares, Inc.	218	4,916
CNB Financial Corp.	770	16,686

Coastal Financial Corp.(1)	338	29,707
Columbia Banking System, Inc.	9,863	230,597
Columbia Financial, Inc.(1)	962	13,766
Comerica, Inc.	6,549	373,882
Commerce Bancshares, Inc.	3,614	227,718
Community Financial System, Inc.	868	48,816
Community Trust Bancorp, Inc.	566	28,894
Community West Bancshares	384	6,835
ConnectOne Bancorp, Inc.	1,598	36,706
Cullen/Frost Bankers, Inc.	1,998	253,706
Customers Bancorp, Inc.(1)	2,451	124,903
CVB Financial Corp.	3,862	72,413
Dime Community Bancshares, Inc.	1,799	46,162
Eagle Bancorp, Inc.	926	16,298
East West Bancorp, Inc.	7,903	720,754
Eastern Bankshares, Inc.	6,170	92,550
Enterprise Bancorp, Inc.	150	5,783
Enterprise Financial Services Corp.	1,483	78,510
Equity Bancshares, Inc., Class A	592	23,052
Esquire Financial Holdings, Inc.	648	58,800
Farmers & Merchants Bancorp, Inc.	511	12,167
Farmers National Banc Corp.	1,110	14,685
FB Financial Corp.	1,499	65,431
Fifth Third Bancorp	26,135	998,096
Financial Institutions, Inc.	648	16,731
First BanCorp	12,702	253,786
First Bancorp, Inc.	69	1,669
First Bancorp/Southern Pines NC	1,391	57,546
First Busey Corp.	2,671	59,083
First Business Financial Services, Inc.	296	14,436
First Citizens BancShares, Inc., Class A	446	824,600
First Commonwealth Financial Corp.	4,663	72,836
First Community Bankshares, Inc.	569	21,394
First Financial Bancorp	2,588	62,526
First Financial Bankshares, Inc.	2,602	91,747
First Financial Corp.	358	18,559
First Foundation, Inc.(1)	1,202	6,202
First Hawaiian, Inc.	4,378	104,547
First Horizon Corp.	13,829	274,921
First Internet Bancorp	270	6,548
First Interstate BancSystem, Inc., Class A	2,212	60,056
First Merchants Corp.	1,566	59,038
First Mid Bancshares, Inc.	1,377	48,581
First of Long Island Corp.	821	9,745
Five Star Bancorp	297	8,304
Flushing Financial Corp.	915	11,007
FNB Corp.	12,513	173,555
FS Bancorp, Inc.	140	5,377
Fulton Financial Corp.	7,181	123,872
German American Bancorp, Inc.	1,247	47,654
Glacier Bancorp, Inc.	1,729	71,702
Great Southern Bancorp, Inc.	358	20,027
Hancock Whitney Corp.	2,440	133,395
Hanmi Financial Corp.	1,345	30,827
HarborOne Bancorp, Inc.	1,993	22,680

HBT Financial, Inc.	763	17,854
Heritage Commerce Corp.	3,367	31,178
Heritage Financial Corp.	1,917	44,819
Hilltop Holdings, Inc.	1,799	53,646
Hingham Institution For Savings	30	7,272
Home Bancorp, Inc.	231	11,642
Home BancShares, Inc.	5,235	148,098
HomeStreet, Inc.(1)	686	8,939
HomeTrust Bancshares, Inc.	196	7,074
Hope Bancorp, Inc.	5,537	55,591
Horizon Bancorp, Inc.	1,083	16,072
Huntington Bancshares, Inc.	44,188	690,658
Independent Bank Corp.	1,357	83,456
Independent Bank Corp. (Michigan)	1,490	46,980
International Bancshares Corp.	3,436	215,197
JPMorgan Chase & Co.	42,537	11,229,768
Kearny Financial Corp.	2,765	16,673
KeyCorp	25,590	405,857
Lakeland Financial Corp.	832	49,812
Live Oak Bancshares, Inc.	1,607	44,112
M&T Bank Corp.	3,206	585,544
Mercantile Bank Corp.	1,121	49,503
Metrocity Bankshares, Inc.	862	24,084
Metropolitan Bank Holding Corp.(1)	397	25,674
Mid Penn Bancorp, Inc.	311	8,288
Midland States Bancorp, Inc.	1,052	17,758
MidWestOne Financial Group, Inc.	488	14,030
MVB Financial Corp.	145	2,836
National Bank Holdings Corp., Class A	985	35,608
NB Bancorp, Inc.(1)	2,923	49,253
NBT Bancorp, Inc.	1,226	51,308
Nicolet Bankshares, Inc.	535	65,612
Northeast Bank	563	47,196
Northfield Bancorp, Inc.	1,268	14,810
Northrim BanCorp, Inc.	128	11,725
Northwest Bancshares, Inc.	3,527	43,312
OceanFirst Financial Corp.	1,395	23,450
OFG Bancorp	3,234	133,047
Old National Bancorp	10,977	228,980
Old Second Bancorp, Inc.	3,160	52,266
Orange County Bancorp, Inc.	134	3,426
Origin Bancorp, Inc.	1,250	42,613
Orrstown Financial Services, Inc.	418	12,565
Pacific Premier Bancorp, Inc.	6,638	140,726
Park National Corp.	449	72,989
Parke Bancorp, Inc.	239	4,634
Pathward Financial, Inc.	1,920	149,856
PCB Bancorp	619	11,971
Peapack-Gladstone Financial Corp.	790	21,662
Peoples Bancorp, Inc.	1,838	53,890
Peoples Financial Services Corp.	302	14,514
Pinnacle Financial Partners, Inc.	1,949	207,140
PNC Financial Services Group, Inc.	7,372	1,281,327
Popular, Inc.	2,246	232,528
Preferred Bank	914	76,420

Primis Financial Corp.	314	2,974
Prosperity Bancshares, Inc.	1,463	101,898
Provident Financial Services, Inc.	3,815	63,711
QCR Holdings, Inc.	1,010	67,973
RBB Bancorp	596	10,120
Red River Bancshares, Inc.	207	11,611
Regions Financial Corp.	25,420	545,005
Renasant Corp.	2,962	103,818
Republic Bancorp, Inc., Class A	412	28,238
S&T Bancorp, Inc.	1,058	38,786
Seacoast Banking Corp. of Florida	3,037	78,446
ServisFirst Bancshares, Inc.	1,848	137,547
Shore Bancshares, Inc.	441	6,390
Sierra Bancorp	568	15,546
Simmons First National Corp., Class A	4,534	85,058
SmartFinancial, Inc.	582	18,496
South Plains Financial, Inc.	709	25,503
Southern First Bancshares, Inc.(1)	222	8,008
Southern Missouri Bancorp, Inc.	393	20,695
Southside Bancshares, Inc.	1,340	37,775
SouthState Corp.	3,579	314,236
Stellar Bancorp, Inc.	1,191	32,062
Stock Yards Bancorp, Inc.	1,242	91,362
Synovus Financial Corp.	2,842	135,933
Texas Capital Bancshares, Inc.(1)	1,212	86,888
TFS Financial Corp.	577	7,622
Timberland Bancorp, Inc.	313	9,525
Tompkins Financial Corp.	301	18,481
Towne Bank	2,861	98,876
TriCo Bancshares	1,187	47,361
Triumph Financial, Inc.(1)	318	18,371
Truist Financial Corp.	27,333	1,079,653
TrustCo Bank Corp.	1,026	31,847
Trustmark Corp.	1,450	49,967
U.S. Bancorp	29,401	1,281,590
UMB Financial Corp.	2,555	263,472
United Bankshares, Inc.	2,235	80,773
United Community Banks, Inc.	3,168	91,048
Unity Bancorp, Inc.	332	14,676
Univest Financial Corp.	963	28,428
Valley National Bancorp	15,277	134,132
Veritex Holdings, Inc.	1,610	38,962
WaFd, Inc.	2,781	79,036
Washington Trust Bancorp, Inc.	493	13,636
Webster Financial Corp.	6,851	352,689
Wells Fargo & Co.	52,915	3,956,984
WesBanco, Inc.	3,940	121,273
West BanCorp, Inc.	500	9,690
Westamerica Bancorporation	1,781	85,577
Western Alliance Bancorp	4,275	309,553
Wintrust Financial Corp.	2,729	325,870
WSFS Financial Corp.	2,703	142,962
Zions Bancorp NA	8,854	419,325
		43,062,393

Beverages — 0.8%
Boston Beer Co., Inc., Class A(1)	191	43,901
Brown-Forman Corp., Class A	472	15,685
Brown-Forman Corp., Class B	2,853	95,119
Celsius Holdings, Inc.(1)	5,859	221,939
Coca-Cola Co.	40,372	2,910,821
Coca-Cola Consolidated, Inc.	3,360	385,224
Constellation Brands, Inc., Class A	1,143	203,785
Keurig Dr. Pepper, Inc.	5,458	183,771
Molson Coors Beverage Co., Class B	8,750	468,912
Monster Beverage Corp.(1)	4,269	273,003
National Beverage Corp.	1,526	69,021
PepsiCo, Inc.	13,455	1,768,660
		6,639,841
Biotechnology — 2.1%
AbbVie, Inc.	21,756	4,049,009
ACADIA Pharmaceuticals, Inc.(1)	8,891	191,779
Alkermes PLC(1)	9,332	285,653
Amgen, Inc.	6,601	1,902,276
Anika Therapeutics, Inc.(1)	17	190
Arcus Biosciences, Inc.(1)	711	6,349
Biogen, Inc.(1)	1,885	244,654
BioMarin Pharmaceutical, Inc.(1)	2,528	146,801
Catalyst Pharmaceuticals, Inc.(1)	7,622	190,245
CRISPR Therapeutics AG(1)(2)	1,163	42,205
Cullinan Therapeutics, Inc.(1)	2,086	18,033
Denali Therapeutics, Inc.(1)	843	11,161
Dynavax Technologies Corp.(1)	4,847	47,452
Emergent BioSolutions, Inc.(1)	1,311	8,286
Enanta Pharmaceuticals, Inc.(1)	212	1,257
Entrada Therapeutics, Inc.(1)	1,531	11,636
Exelixis, Inc.(1)	15,909	684,723
Gilead Sciences, Inc.	42,093	4,633,597
GRAIL, Inc.(1)(2)	2,186	83,964
Halozyme Therapeutics, Inc.(1)	3,835	215,028
Incyte Corp.(1)	2,121	137,992
iTeos Therapeutics, Inc.(1)	1,269	12,715
Kura Oncology, Inc.(1)	1,022	5,815
MiMedx Group, Inc.(1)	3,049	19,605
Moderna, Inc.(1)	2,809	74,607
Monte Rosa Therapeutics, Inc.(1)(2)	3,151	13,171
Neurocrine Biosciences, Inc.(1)	2,160	265,723
Nkarta, Inc.(1)(2)	785	1,366
Organogenesis Holdings, Inc.(1)	778	2,132
ORIC Pharmaceuticals, Inc.(1)	2,271	18,554
PDL BioPharma, Inc.(1)(2)	752	8
Protagonist Therapeutics, Inc.(1)	4,768	226,337
Puma Biotechnology, Inc.(1)	3,628	11,900
Regeneron Pharmaceuticals, Inc.	1,476	723,653
REGENXBIO, Inc.(1)	1,606	14,213
Relay Therapeutics, Inc.(1)	1,875	5,625
Replimune Group, Inc.(1)	1,200	10,776
Roivant Sciences Ltd.(1)	6,006	66,006
Sage Therapeutics, Inc.(1)	1,513	9,774
United Therapeutics Corp.(1)	1,463	466,478

Vanda Pharmaceuticals, Inc.(1)	982	4,262
Vaxcyte, Inc.(1)	1,926	62,576
Vertex Pharmaceuticals, Inc.(1)	4,341	1,918,939
Verve Therapeutics, Inc.(1)	1,431	6,368
Vir Biotechnology, Inc.(1)	5,556	27,447
Voyager Therapeutics, Inc.(1)	3,109	8,519
Xencor, Inc.(1)	1,200	9,600
Zymeworks, Inc.(1)	83	949
		16,899,408
Broadline Retail — 4.5%
Amazon.com, Inc.(1)	151,066	30,970,041
Dillard's, Inc., Class A(2)	218	86,332
eBay, Inc.	22,550	1,649,984
Kohl's Corp.(2)	5,840	47,479
Macy's, Inc.	10,794	128,341
MercadoLibre, Inc.(1)	1,286	3,296,391
Ollie's Bargain Outlet Holdings, Inc.(1)	1,401	156,141
		36,334,709
Building Products — 1.0%
A.O. Smith Corp.	4,916	316,148
AAON, Inc.	1,363	131,243
Advanced Drainage Systems, Inc.	3,482	382,881
Allegion PLC	1,119	159,681
American Woodmark Corp.(1)	543	30,609
Apogee Enterprises, Inc.	1,806	69,802
Armstrong World Industries, Inc.	2,917	453,973
AZEK Co., Inc.(1)	1,878	92,980
AZZ, Inc.	770	69,831
Builders FirstSource, Inc.(1)	3,787	407,784
Carlisle Cos., Inc.	1,643	624,636
Carrier Global Corp.	4,528	322,394
CSW Industrials, Inc.	462	141,275
Fortune Brands Innovations, Inc.	1,184	59,674
Gibraltar Industries, Inc.(1)	1,771	103,745
Griffon Corp.	1,768	121,550
Hayward Holdings, Inc.(1)	2,247	31,346
Insteel Industries, Inc.	1,317	46,121
Janus International Group, Inc.(1)	2,570	20,997
JELD-WEN Holding, Inc.(1)	6,209	22,663
Johnson Controls International PLC	2,532	256,669
Lennox International, Inc.	1,467	828,048
Masterbrand, Inc.(1)	3,300	33,660
Owens Corning	4,736	634,387
Quanex Building Products Corp.	2,877	48,132
Simpson Manufacturing Co., Inc.	1,707	265,780
Tecnoglass, Inc.	1,964	168,177
Trane Technologies PLC	2,997	1,289,519
Trex Co., Inc.(1)	3,888	217,223
UFP Industries, Inc.	3,995	389,752
Zurn Elkay Water Solutions Corp.	2,749	99,486
		7,840,166
Capital Markets — 3.6%
Affiliated Managers Group, Inc.	122	21,472
Ameriprise Financial, Inc.	4,391	2,236,073
Ares Management Corp., Class A	1,162	192,311

Artisan Partners Asset Management, Inc., Class A	4,535	182,761
Bank of New York Mellon Corp.	15,916	1,410,317
BGC Group, Inc., Class A	5,615	52,107
Blackrock, Inc.	1,764	1,728,526
Blackstone, Inc.	6,231	864,614
Carlyle Group, Inc.	4,462	201,682
Cboe Global Markets, Inc.	899	205,979
Charles Schwab Corp.	24,373	2,153,111
CME Group, Inc.	4,047	1,169,583
Cohen & Steers, Inc.	934	71,769
Coinbase Global, Inc., Class A(1)	2,217	546,757
Diamond Hill Investment Group, Inc.	178	25,144
Donnelley Financial Solutions, Inc.(1)	603	32,851
Evercore, Inc., Class A	743	171,997
FactSet Research Systems, Inc.	609	279,080
Federated Hermes, Inc.	2,049	86,468
Franklin Resources, Inc.	6,296	136,245
Goldman Sachs Group, Inc.	4,909	2,947,609
Hamilton Lane, Inc., Class A	1,037	154,513
Houlihan Lokey, Inc.	893	155,989
Interactive Brokers Group, Inc., Class A	674	141,324
Intercontinental Exchange, Inc.	3,075	552,885
Invesco Ltd.	7,777	112,455
Janus Henderson Group PLC	4,060	147,500
Jefferies Financial Group, Inc.	4,168	202,565
KKR & Co., Inc.	8,731	1,060,467
LPL Financial Holdings, Inc.	3,110	1,204,068
MarketAxess Holdings, Inc.	495	107,123
Moody's Corp.	1,829	876,676
Morgan Stanley	19,626	2,512,717
MSCI, Inc.	456	257,193
Nasdaq, Inc.	1,113	92,980
Northern Trust Corp.	10,555	1,126,641
Oppenheimer Holdings, Inc., Class A	408	26,638
Piper Sandler Cos.	523	131,508
Raymond James Financial, Inc.	8,741	1,284,752
S&P Global, Inc.	1,439	738,006
SEI Investments Co.	3,977	339,079
State Street Corp.	7,691	740,489
Stifel Financial Corp.	3,125	294,438
StoneX Group, Inc.(1)	2,593	219,510
T. Rowe Price Group, Inc.	7,649	715,870
Tradeweb Markets, Inc., Class A	1,390	200,786
Victory Capital Holdings, Inc., Class A	933	57,855
Virtu Financial, Inc., Class A	2,704	108,674
Virtus Investment Partners, Inc.	407	69,475
WisdomTree, Inc.	7,481	70,621
		28,419,253
Chemicals — 1.5%
AdvanSix, Inc.	1,534	36,064
Air Products & Chemicals, Inc.	4,839	1,349,646
Albemarle Corp.(2)	2,126	118,546
American Vanguard Corp.	1,244	6,120
Ashland, Inc.	1,009	49,956
Avient Corp.	1,988	71,826

Axalta Coating Systems Ltd.(1)	2,653	81,712
Balchem Corp.	254	42,342
Cabot Corp.	3,388	253,050
CF Industries Holdings, Inc.	10,221	927,147
Core Molding Technologies, Inc.(1)	728	12,136
Corteva, Inc.	10,242	725,134
Dow, Inc.	23,103	640,877
DuPont de Nemours, Inc.	6,534	436,471
Eastman Chemical Co.	2,938	230,251
Ecolab, Inc.	1,060	281,557
Ecovyst, Inc.(1)	4,030	30,024
FMC Corp.	6,091	247,051
Hawkins, Inc.	743	99,183
HB Fuller Co.	1,047	58,444
Huntsman Corp.	6,131	68,299
Ingevity Corp.(1)	1,528	63,213
Innospec, Inc.	729	62,023
International Flavors & Fragrances, Inc.	2,462	188,491
Intrepid Potash, Inc.(1)	310	11,706
Koppers Holdings, Inc.	734	22,548
Kronos Worldwide, Inc.	903	5,716
Linde PLC	3,952	1,847,876
LSB Industries, Inc.(1)	4,030	30,507
LyondellBasell Industries NV, Class A	9,664	545,919
Mativ Holdings, Inc.	2,970	16,988
Minerals Technologies, Inc.	1,020	57,916
Mosaic Co.	12,135	438,559
NewMarket Corp.	475	305,929
Olin Corp.	4,800	93,168
Orion SA	2,618	28,510
PPG Industries, Inc.	2,877	318,772
Quaker Chemical Corp.	354	38,388
RPM International, Inc.	4,572	520,476
Sherwin-Williams Co.	3,239	1,162,186
Stepan Co.	581	31,542
Tronox Holdings PLC, Class A	5,103	28,985
Valhi, Inc.	232	3,378
Westlake Corp.	1,649	117,128
		11,705,760
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	7,467	26,807
Brady Corp., Class A	1,152	80,375
Brink's Co.	1,003	82,306
Cintas Corp.	4,046	916,419
Civeo Corp.	1,036	22,595
Clean Harbors, Inc.(1)	1,107	251,057
Copart, Inc.(1)	14,194	730,707
Ennis, Inc.	1,413	26,381
Healthcare Services Group, Inc.(1)	1,523	21,474
HNI Corp.	1,859	86,499
Interface, Inc.	4,478	89,963
MSA Safety, Inc.	707	115,220
Quad/Graphics, Inc.	1,703	9,928
Republic Services, Inc.	1,221	314,151
Rollins, Inc.	4,622	264,610

Steelcase, Inc., Class A	5,857	60,386
UniFirst Corp.	453	85,418
Veralto Corp.	1,307	132,046
Waste Connections, Inc.	937	184,673
Waste Management, Inc.	5,160	1,243,405
		4,744,420
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	11,576	1,002,945
Aviat Networks, Inc.(1)	332	7,121
BK Technologies Corp.(1)	198	8,488
Ciena Corp.(1)	2,194	175,652
Cisco Systems, Inc.	19,904	1,254,748
F5, Inc.(1)	730	208,327
Juniper Networks, Inc.	1,065	38,265
Motorola Solutions, Inc.	3,011	1,250,709
NETGEAR, Inc.(1)	326	9,562
Ubiquiti, Inc.	105	41,506
Viasat, Inc.(1)	2,820	24,619
		4,021,942
Construction and Engineering — 0.7%
Arcosa, Inc.	1,270	109,563
Argan, Inc.	1,186	249,416
Comfort Systems USA, Inc.	2,063	986,589
Dycom Industries, Inc.(1)	1,346	309,472
EMCOR Group, Inc.	2,448	1,155,113
Fluor Corp.(1)	2,497	103,825
Granite Construction, Inc.	2,892	258,690
Great Lakes Dredge & Dock Corp.(1)	5,098	56,996
IES Holdings, Inc.(1)	458	118,924
Limbach Holdings, Inc.(1)	840	107,705
MasTec, Inc.(1)	1,138	177,448
Matrix Service Co.(1)	660	8,065
Northwest Pipe Co.(1)	260	10,046
Primoris Services Corp.	3,145	226,786
Quanta Services, Inc.	1,630	558,373
Sterling Infrastructure, Inc.(1)	2,605	489,766
Tutor Perini Corp.(1)	1,023	37,728
Valmont Industries, Inc.	923	293,551
WillScot Holdings Corp.	3,489	94,029
		5,352,085
Construction Materials — 0.3%
CRH PLC	8,111	739,399
Eagle Materials, Inc.	2,221	449,108
Knife River Corp.(1)	2,230	209,843
Martin Marietta Materials, Inc.	1,071	586,426
U.S. Lime & Minerals, Inc.	695	71,432
Vulcan Materials Co.	1,455	385,677
		2,441,885
Consumer Finance — 1.2%
Ally Financial, Inc.	15,207	532,245
American Express Co.	12,500	3,675,625
Atlanticus Holdings Corp.(1)	447	21,925
Bread Financial Holdings, Inc.	3,698	189,486
Capital One Financial Corp.	12,294	2,325,410
Consumer Portfolio Services, Inc.(1)	792	7,168

Enova International, Inc.(1)	366	33,917
EZCORP, Inc., Class A(1)	1,486	19,987
FirstCash Holdings, Inc.	655	83,781
Green Dot Corp., Class A(1)	3,970	36,683
LendingClub Corp.(1)	3,059	30,682
Medallion Financial Corp.	2,454	22,503
Navient Corp.	2,414	32,444
Nelnet, Inc., Class A	486	56,464
OneMain Holdings, Inc.	7,260	376,358
PRA Group, Inc.(1)	1,218	17,284
PROG Holdings, Inc.	863	24,880
Regional Management Corp.	404	10,686
SLM Corp.	14,690	475,515
SoFi Technologies, Inc.(1)	25,780	342,874
Synchrony Financial	20,996	1,210,419
World Acceptance Corp.(1)	184	28,424
		9,554,760
Consumer Staples Distribution & Retail — 2.9%
Albertsons Cos., Inc., Class A	2,681	59,599
Andersons, Inc.	2,358	83,733
BJ's Wholesale Club Holdings, Inc.(1)	8,088	915,642
Casey's General Stores, Inc.	1,912	836,997
Costco Wholesale Corp.	7,195	7,484,095
Dollar General Corp.	11,001	1,069,847
Dollar Tree, Inc.(1)	11,446	1,033,116
Grocery Outlet Holding Corp.(1)	2,072	28,138
Ingles Markets, Inc., Class A	923	57,503
Kroger Co.	30,953	2,111,923
Natural Grocers by Vitamin Cottage, Inc.	1,130	55,178
Performance Food Group Co.(1)	3,968	355,374
PriceSmart, Inc.	1,629	175,899
SpartanNash Co.	2,334	45,420
Sprouts Farmers Market, Inc.(1)	6,300	1,089,018
Sysco Corp.	1,972	143,956
Target Corp.	17,469	1,642,261
United Natural Foods, Inc.(1)	4,732	144,657
Village Super Market, Inc., Class A	707	27,276
Walmart, Inc.	54,727	5,402,649
Weis Markets, Inc.	1,042	78,984
		22,841,265
Containers and Packaging — 0.4%
AptarGroup, Inc.	2,584	409,306
Avery Dennison Corp.	1,398	248,467
Ball Corp.	5,544	297,047
Crown Holdings, Inc.	857	84,414
Graphic Packaging Holding Co.	17,197	382,117
International Paper Co.	13,283	635,060
Packaging Corp. of America	4,340	838,358
Sealed Air Corp.	2,260	72,772
Smurfit WestRock PLC	12,612	546,478
TriMas Corp.	840	22,151
		3,536,170
Distributors — 0.1%
A-Mark Precious Metals, Inc.	1,133	22,354
Genuine Parts Co.	2,221	281,001

LKQ Corp.	1,931	78,148
Pool Corp.	1,566	470,724
		852,227
Diversified Consumer Services — 0.2%
ADT, Inc.	1,430	11,898
Adtalem Global Education, Inc.(1)	1,717	226,695
American Public Education, Inc.(1)	77	2,268
Frontdoor, Inc.(1)	1,798	98,908
Graham Holdings Co., Class B	84	80,170
Grand Canyon Education, Inc.(1)	1,874	370,762
Laureate Education, Inc., Class A(1)	8,942	201,195
OneSpaWorld Holdings Ltd.	2,674	50,432
Perdoceo Education Corp.	3,723	126,731
Service Corp. International	1,681	131,118
Strategic Education, Inc.	276	25,179
Stride, Inc.(1)	2,952	446,903
Universal Technical Institute, Inc.(1)	4,651	165,250
		1,937,509
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	176,047	4,894,107
ATN International, Inc.	438	6,224
Cogent Communications Holdings, Inc.	3,009	137,542
Frontier Communications Parent, Inc.(1)	14,710	532,943
Globalstar, Inc.(1)	3,747	69,170
IDT Corp., Class B	973	59,927
Iridium Communications, Inc.	7,198	182,829
Shenandoah Telecommunications Co.	1,954	24,581
Verizon Communications, Inc.	97,645	4,292,474
		10,199,797
Electric Utilities — 1.5%
ALLETE, Inc.	1,332	86,633
Alliant Energy Corp.	1,733	107,845
American Electric Power Co., Inc.	13,756	1,423,609
Constellation Energy Corp.	3,529	1,080,403
Duke Energy Corp.	8,511	1,001,915
Edison International	9,354	520,550
Entergy Corp.	13,912	1,158,591
Evergy, Inc.	6,970	462,878
Eversource Energy	1,752	113,547
Exelon Corp.	24,493	1,073,283
FirstEnergy Corp.	2,336	97,972
IDACORP, Inc.	1,471	174,976
NextEra Energy, Inc.	8,546	603,690
NRG Energy, Inc.	4,466	696,250
OGE Energy Corp.	7,390	328,633
Otter Tail Corp.	1,477	113,995
PG&E Corp.	48,739	822,714
Pinnacle West Capital Corp.	3,878	353,790
Portland General Electric Co.	4,191	177,698
PPL Corp.	11,543	401,119
Southern Co.	7,997	719,730
Xcel Energy, Inc.	12,592	882,699
		12,402,520

Electrical Equipment — 0.7%
Acuity, Inc.	1,246	323,823
AMETEK, Inc.	2,396	428,261
Atkore, Inc.	2,471	160,862
Eaton Corp. PLC	2,491	797,618
Emerson Electric Co.	4,216	503,306
EnerSys	768	64,228
GE Vernova, Inc.	2,979	1,409,007
Generac Holdings, Inc.(1)	825	100,757
Hubbell, Inc.	657	255,954
NEXTracker, Inc., Class A(1)	3,147	178,404
nVent Electric PLC	1,051	69,156
Powell Industries, Inc.(2)	763	129,397
Preformed Line Products Co.	289	41,223
Rockwell Automation, Inc.	429	135,371
Sunrun, Inc.(1)	2,181	16,336
Vertiv Holdings Co., Class A	9,314	1,005,260
		5,618,963
Electronic Equipment, Instruments and Components — 1.0%
Amphenol Corp., Class A	8,548	768,722
Arrow Electronics, Inc.(1)	3,138	371,476
Avnet, Inc.	4,173	208,692
Badger Meter, Inc.	447	110,954
Belden, Inc.	287	30,479
Benchmark Electronics, Inc.	2,659	97,107
CDW Corp.	1,624	292,905
Cognex Corp.	3,015	90,360
Corning, Inc.	12,512	620,470
CTS Corp.	953	38,778
Daktronics, Inc.(1)	3,388	50,278
ePlus, Inc.(1)	1,577	112,550
Fabrinet(1)	572	133,202
Flex Ltd.(1)	21,795	921,928
Insight Enterprises, Inc.(1)	2,097	273,428
IPG Photonics Corp.(1)	863	57,182
Jabil, Inc.	6,504	1,092,737
Keysight Technologies, Inc.(1)	2,353	369,515
Kimball Electronics, Inc.(1)	1,435	25,974
Knowles Corp.(1)	1,227	20,135
Littelfuse, Inc.	623	127,752
Methode Electronics, Inc.	1,181	9,389
nLight, Inc.(1)	1,984	30,018
PC Connection, Inc.	728	47,611
Plexus Corp.(1)	1,717	225,373
Rogers Corp.(1)	410	27,294
Sanmina Corp.(1)	1,835	155,406
ScanSource, Inc.(1)	1,546	62,427
TD SYNNEX Corp.	1,851	224,600
TE Connectivity PLC	6,758	1,081,753
Teledyne Technologies, Inc.(1)	182	90,793
TTM Technologies, Inc.(1)	5,043	150,584
Vishay Intertechnology, Inc.	3,883	54,634
Vishay Precision Group, Inc.(1)	533	13,709
Vontier Corp.	2,603	93,057
		8,081,272

Energy Equipment and Services — 0.7%
Archrock, Inc.	11,471	285,628
Aris Water Solutions, Inc., Class A	400	8,816
Baker Hughes Co.	37,560	1,391,598
Bristow Group, Inc.(1)	1,506	44,066
Cactus, Inc., Class A	323	13,243
ChampionX Corp.	12,493	300,706
Core Laboratories, Inc.	835	8,976
DMC Global, Inc.(1)	1,056	6,822
Expro Group Holdings NV(1)	3,432	28,554
Halliburton Co.	32,948	645,451
Helix Energy Solutions Group, Inc.(1)	6,329	39,176
Helmerich & Payne, Inc.	6,616	100,894
Innovex International, Inc.(1)	967	13,345
Kodiak Gas Services, Inc.	1,300	45,903
Liberty Energy, Inc., Class A	13,237	153,417
Nabors Industries Ltd.(1)	766	19,770
Noble Corp. PLC	2,474	61,281
NOV, Inc.	11,235	134,820
NPK International, Inc.(1)	4,951	40,054
Oceaneering International, Inc.(1)	9,016	171,935
Oil States International, Inc.(1)	3,362	14,625
Patterson-UTI Energy, Inc.	22,409	123,698
ProFrac Holding Corp., Class A(1)(2)	2,124	17,714
ProPetro Holding Corp.(1)	8,945	48,303
Ranger Energy Services, Inc.	1,723	18,350
RPC, Inc.	7,862	34,907
Schlumberger NV	15,953	527,247
SEACOR Marine Holdings, Inc.(1)	300	1,602
Select Water Solutions, Inc., Class A	3,647	29,322
TechnipFMC PLC	23,799	741,339
TETRA Technologies, Inc.(1)	7,639	20,473
Tidewater, Inc.(1)	2,816	111,823
Transocean Ltd.(1)	21,847	54,399
Valaris Ltd.(1)	2,148	80,808
Weatherford International PLC	5,299	231,036
		5,570,101
Entertainment — 1.3%
Cinemark Holdings, Inc.	2,622	88,545
Electronic Arts, Inc.	3,178	456,933
IMAX Corp.(1)	1,786	49,740
Liberty Media Corp.-Liberty Formula One, Class A(1)	216	19,034
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,148	303,876
Liberty Media Corp.-Liberty Live, Class A(1)	293	21,055
Liberty Media Corp.-Liberty Live, Class C(1)	686	50,044
Live Nation Entertainment, Inc.(1)	1,363	186,990
Marcus Corp.	1,509	27,886
Netflix, Inc.(1)	5,070	6,120,656
Roku, Inc.(1)	2,180	157,963
Sphere Entertainment Co.(1)(2)	1,119	42,186
Take-Two Interactive Software, Inc.(1)	619	140,067
Walt Disney Co.	17,539	1,982,609
Warner Bros Discovery, Inc.(1)	42,102	419,757
		10,067,341

Financial Services — 3.5%
Acacia Research Corp.(1)	2,587	9,650
Affirm Holdings, Inc.(1)	3,848	199,711
Alerus Financial Corp.	452	9,497
Apollo Global Management, Inc.	9,223	1,205,354
Berkshire Hathaway, Inc., Class B(1)	11,375	5,732,545
Block, Inc.(1)	2,995	184,941
Cannae Holdings, Inc.	2,822	52,630
Cass Information Systems, Inc.	732	30,964
Corebridge Financial, Inc.	18,774	612,220
Corpay, Inc.(1)	745	242,207
Enact Holdings, Inc.	1,680	59,472
Equitable Holdings, Inc.	17,470	923,639
Essent Group Ltd.	4,925	285,650
Euronet Worldwide, Inc.(1)	659	71,357
Federal Agricultural Mortgage Corp., Class C	664	123,783
Finance of America Cos., Inc., Class A(1)(2)	696	15,284
Fiserv, Inc.(1)	3,665	596,625
International Money Express, Inc.(1)	1,482	16,346
Jack Henry & Associates, Inc.	1,679	304,184
Jackson Financial, Inc., Class A	5,617	460,088
Marqeta, Inc., Class A(1)	5,494	29,558
Mastercard, Inc., Class A	9,062	5,306,707
Merchants Bancorp	1,085	34,742
MGIC Investment Corp.	15,433	408,203
Mr. Cooper Group, Inc.(1)	1,796	232,636
NewtekOne, Inc.	2,601	28,221
NMI Holdings, Inc., Class A(1)	5,173	205,472
Onity Group, Inc.(1)	422	15,639
Payoneer Global, Inc.(1)	23,536	160,280
PayPal Holdings, Inc.(1)	21,843	1,535,126
PennyMac Financial Services, Inc.	1,046	100,416
Radian Group, Inc.	9,092	310,492
Visa, Inc., Class A	23,260	8,494,319
Voya Financial, Inc.	2,531	168,362
Waterstone Financial, Inc.	1,058	13,669
Western Union Co.	7,370	68,394
		28,248,383
Food Products — 0.7%
Archer-Daniels-Midland Co.	17,307	835,409
B&G Foods, Inc.	4,627	19,480
Bunge Global SA	7,746	605,350
Calavo Growers, Inc.	1,219	33,583
Cal-Maine Foods, Inc.	2,486	238,482
Darling Ingredients, Inc.(1)	4,528	141,093
Dole PLC	1,821	25,785
Flowers Foods, Inc.	8,140	137,566
Fresh Del Monte Produce, Inc.	779	27,514
Hershey Co.	5,912	949,999
Hormel Foods Corp.	2,240	68,723
Ingredion, Inc.	4,293	597,242
J&J Snack Foods Corp.	391	45,032
John B Sanfilippo & Son, Inc.	530	32,934
Kraft Heinz Co.	8,140	217,582
Lamb Weston Holdings, Inc.	1,768	98,619

Lancaster Colony Corp.	297	49,718
Lifeway Foods, Inc.(1)	293	6,620
Mission Produce, Inc.(1)	437	4,886
Mondelez International, Inc., Class A	7,685	518,661
Pilgrim's Pride Corp.	2,269	111,544
Seaboard Corp.	6	16,063
Seneca Foods Corp., Class A(1)	387	36,498
Simply Good Foods Co.(1)	1,889	65,189
Tootsie Roll Industries, Inc.	615	21,925
Tyson Foods, Inc., Class A	5,324	298,996
Vital Farms, Inc.(1)	125	3,980
WK Kellogg Co.(2)	5,130	86,800
		5,295,273
Gas Utilities — 0.2%
Atmos Energy Corp.	3,546	548,495
MDU Resources Group, Inc.	12,777	219,637
National Fuel Gas Co.	3,494	288,395
New Jersey Resources Corp.	2,629	120,645
Northwest Natural Holding Co.	1,689	69,198
ONE Gas, Inc.	2,175	162,603
Southwest Gas Holdings, Inc.	1,624	116,652
Spire, Inc.	1,443	108,629
UGI Corp.	6,806	245,424
		1,879,678
Ground Transportation — 1.6%
ArcBest Corp.	1,595	99,990
Covenant Logistics Group, Inc.	1,302	29,555
CSX Corp.	71,930	2,272,269
Heartland Express, Inc.	2,232	19,976
JB Hunt Transport Services, Inc.	4,253	590,529
Knight-Swift Transportation Holdings, Inc.	3,702	164,073
Landstar System, Inc.	2,333	320,134
Marten Transport Ltd.	3,846	50,152
Norfolk Southern Corp.	8,552	2,113,370
Old Dominion Freight Line, Inc.	8,521	1,364,808
PAMT Corp.(1)	3	38
Ryder System, Inc.	3,453	508,040
Saia, Inc.(1)	1,290	341,089
Schneider National, Inc., Class B	2,359	54,658
Uber Technologies, Inc.(1)	16,998	1,430,552
U-Haul Holding Co.(1)(2)	273	17,472
U-Haul Holding Co.	3,653	208,367
Union Pacific Corp.	13,097	2,903,081
Universal Logistics Holdings, Inc.(2)	451	10,851
Werner Enterprises, Inc.	4,223	109,587
XPO, Inc.(1)	1,820	207,171
		12,815,762
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	20,830	2,782,471
Align Technology, Inc.(1)	1,186	214,595
AngioDynamics, Inc.(1)	722	7,364
Avanos Medical, Inc.(1)	657	8,259
Becton Dickinson & Co.	1,516	261,646
Bioventus, Inc., Class A(1)	3,111	20,159
Boston Scientific Corp.(1)	8,871	933,762

Cooper Cos., Inc.(1)	3,372	230,240
Dentsply Sirona, Inc.	3,002	47,972
Dexcom, Inc.(1)	16,824	1,443,499
Edwards Lifesciences Corp.(1)	8,369	654,623
Electromed, Inc.(1)	394	7,959
Globus Medical, Inc., Class A(1)	5,717	338,332
Haemonetics Corp.(1)	989	66,965
Hologic, Inc.(1)	3,341	207,710
IDEXX Laboratories, Inc.(1)	1,734	890,166
Inogen, Inc.(1)	174	1,118
Insulet Corp.(1)	329	106,935
Integra LifeSciences Holdings Corp.(1)	5,416	68,567
Intuitive Surgical, Inc.(1)	2,637	1,456,521
Lantheus Holdings, Inc.(1)	4,642	350,750
Masimo Corp.(1)	2,929	475,963
Medtronic PLC	10,199	846,313
Novocure Ltd.(1)	4,866	92,989
Omnicell, Inc.(1)	939	28,517
OraSure Technologies, Inc.(1)	1,749	5,037
Orthofix Medical, Inc.(1)	1,348	15,165
Penumbra, Inc.(1)	198	52,860
QuidelOrtho Corp.(1)	3,803	116,638
ResMed, Inc.	1,919	469,752
STERIS PLC	990	242,758
Stryker Corp.	2,633	1,007,491
Teleflex, Inc.	801	97,938
Utah Medical Products, Inc.	113	6,224
Varex Imaging Corp.(1)	658	5,047
Zimmer Biomet Holdings, Inc.	2,518	232,084
Zimvie, Inc.(1)	1,329	12,147
		13,806,536
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(1)	915	20,716
AMN Healthcare Services, Inc.(1)	1,552	32,763
Brookdale Senior Living, Inc.(1)	14,297	93,073
Cardinal Health, Inc.	871	134,517
Castle Biosciences, Inc.(1)	388	6,196
Cencora, Inc.	3,094	901,096
Centene Corp.(1)	10,240	577,946
Chemed Corp.	240	137,962
Cigna Group	1,312	415,432
CorVel Corp.(1)	1,326	147,544
Cross Country Healthcare, Inc.(1)	2,581	34,018
CVS Health Corp.	3,482	222,987
Elevance Health, Inc.	2,806	1,077,055
Encompass Health Corp.	1,846	223,181
Ensign Group, Inc.	1,908	280,972
Fulgent Genetics, Inc.(1)	945	19,580
HCA Healthcare, Inc.	1,258	479,789
Humana, Inc.	918	214,013
InfuSystem Holdings, Inc.(1)	278	1,607
Joint Corp.(1)	325	3,477
Labcorp Holdings, Inc.	653	162,577
McKesson Corp.	927	666,986
Molina Healthcare, Inc.(1)	741	226,035

National HealthCare Corp.	378	39,365
National Research Corp.	717	9,687
Nutex Health, Inc.(1)	416	69,780
Owens & Minor, Inc.(1)	2,443	16,124
Premier, Inc., Class A(2)	3,810	87,554
UnitedHealth Group, Inc.	4,270	1,289,156
Universal Health Services, Inc., Class B	2,343	445,990
		8,037,178
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	387	20,159
HealthStream, Inc.	242	6,781
Teladoc Health, Inc.(1)	1,837	12,712
Veeva Systems, Inc., Class A(1)	1,659	464,022
		503,674
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	4,019	45,093
Airbnb, Inc., Class A(1)	5,350	690,150
BJ's Restaurants, Inc.(1)	849	37,874
Bloomin' Brands, Inc.	5,396	41,172
Booking Holdings, Inc.	258	1,423,884
Boyd Gaming Corp.	4,429	332,042
Brinker International, Inc.(1)	565	97,536
Carnival Corp.(1)	48,982	1,137,362
Cheesecake Factory, Inc.	2,796	154,255
Chipotle Mexican Grill, Inc.(1)	32,900	1,647,632
Churchill Downs, Inc.	1,550	147,979
Cracker Barrel Old Country Store, Inc.(2)	2,026	116,373
Darden Restaurants, Inc.	3,661	784,223
Dave & Buster's Entertainment, Inc.(1)(2)	1,232	27,055
DoorDash, Inc., Class A(1)	2,085	435,035
Everi Holdings, Inc.(1)	1,846	26,047
Expedia Group, Inc.	1,152	192,096
Golden Entertainment, Inc.	1,527	43,565
Hilton Worldwide Holdings, Inc.	899	223,348
International Game Technology PLC	277	4,075
Las Vegas Sands Corp.	13,254	545,535
Life Time Group Holdings, Inc.(1)	1,202	34,377
Light & Wonder, Inc., Class A(1)	443	39,923
Marriott International, Inc., Class A	1,793	473,047
McDonald's Corp.	4,769	1,496,751
MGM Resorts International(1)	1,037	32,821
Monarch Casino & Resort, Inc.	574	48,067
Norwegian Cruise Line Holdings Ltd.(1)	32,527	574,102
ONE Group Hospitality, Inc.(1)	584	2,009
Playa Hotels & Resorts NV(1)	7,453	100,317
Potbelly Corp.(1)	2,608	27,827
RCI Hospitality Holdings, Inc.	492	19,793
Red Rock Resorts, Inc., Class A	2,092	100,562
Royal Caribbean Cruises Ltd.	11,192	2,876,008
Shake Shack, Inc., Class A(1)	952	123,560
Starbucks Corp.	8,652	726,335
Super Group SGHC Ltd.	9,713	84,892
Target Hospitality Corp.(1)	2,028	14,825
Texas Roadhouse, Inc.	3,617	706,075
Vail Resorts, Inc.	443	70,955

Wendy's Co.	3,218	36,685
Wyndham Hotels & Resorts, Inc.	865	71,605
Yum! Brands, Inc.	1,213	174,599
		15,987,466
Household Durables — 0.7%
Bassett Furniture Industries, Inc.	229	3,817
Cavco Industries, Inc.(1)	356	154,360
Century Communities, Inc.	595	30,863
Cricut, Inc., Class A	2,500	15,150
DR Horton, Inc.	5,168	610,134
Ethan Allen Interiors, Inc.	1,647	43,036
Garmin Ltd.	3,506	711,613
Green Brick Partners, Inc.(1)	458	26,770
Helen of Troy Ltd.(1)	1,113	29,929
Hooker Furnishings Corp.	146	1,434
Hovnanian Enterprises, Inc., Class A(1)	429	38,730
Installed Building Products, Inc.	1,286	205,091
KB Home	2,039	105,172
La-Z-Boy, Inc.	1,983	83,068
Legacy Housing Corp.(1)	977	21,777
Lennar Corp., B Shares	222	22,489
Lennar Corp., Class A	6,019	638,495
LGI Homes, Inc.(1)	457	22,896
Lifetime Brands, Inc.	361	1,202
M/I Homes, Inc.(1)	941	100,320
Meritage Homes Corp.	1,486	94,524
Mohawk Industries, Inc.(1)	2,331	234,522
NVR, Inc.(1)	153	1,088,737
PulteGroup, Inc.	8,575	840,607
Sonos, Inc.(1)	2,784	28,620
Taylor Morrison Home Corp.(1)	1,956	110,084
Toll Brothers, Inc.	4,800	500,400
TopBuild Corp.(1)	313	88,545
Tri Pointe Homes, Inc.(1)	4,253	125,378
Universal Electronics, Inc.(1)	86	568
		5,978,331
Household Products — 0.8%
Central Garden & Pet Co.(1)	610	21,997
Central Garden & Pet Co., Class A(1)	3,347	107,003
Church & Dwight Co., Inc.	3,546	348,607
Colgate-Palmolive Co.	14,267	1,325,975
Energizer Holdings, Inc.	1,482	34,516
Kimberly-Clark Corp.	7,673	1,103,070
Oil-Dri Corp. of America	804	40,337
Procter & Gamble Co.	20,079	3,411,221
Reynolds Consumer Products, Inc.	84	1,855
Spectrum Brands Holdings, Inc.	482	27,845
WD-40 Co.	452	110,121
		6,532,547
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	24,517	247,376
Clearway Energy, Inc., Class A	894	25,792
Clearway Energy, Inc., Class C	2,406	74,033
Montauk Renewables, Inc.(1)	1,924	3,540
Ormat Technologies, Inc.	1,105	82,135

Talen Energy Corp.(1)	3,689	899,932
Vistra Corp.	5,262	844,919
XPLR Infrastructure LP	1,382	12,189
		2,189,916
Industrial Conglomerates — 0.3%
3M Co.	8,651	1,283,376
Honeywell International, Inc.	5,825	1,320,353
		2,603,729
Insurance — 4.3%
Aflac, Inc.	13,831	1,432,062
Allstate Corp.	9,833	2,063,652
Ambac Financial Group, Inc.(1)	3,049	23,874
American Coastal Insurance Corp., Class C	1,759	18,997
American Financial Group, Inc.	3,800	471,124
American International Group, Inc.	23,301	1,972,197
AMERISAFE, Inc.	751	35,650
Aon PLC, Class A	1,454	541,004
Arch Capital Group Ltd.	13,397	1,273,251
Arthur J Gallagher & Co.	1,064	369,676
Assurant, Inc.	2,613	530,387
Assured Guaranty Ltd.	1,731	146,356
Axis Capital Holdings Ltd.	4,903	508,931
Bowhead Specialty Holdings, Inc.(1)	1,194	44,536
Brighthouse Financial, Inc.(1)	4,531	270,999
Chubb Ltd.	5,274	1,567,433
Cincinnati Financial Corp.	2,676	403,594
CNA Financial Corp.	370	17,727
CNO Financial Group, Inc.	7,126	270,503
Employers Holdings, Inc.	1,202	58,501
Enstar Group Ltd.(1)	313	104,858
Erie Indemnity Co., Class A	360	129,064
Everest Group Ltd.	1,616	561,059
F&G Annuities & Life, Inc.	985	31,481
Fidelis Insurance Holdings Ltd.	224	3,916
Fidelity National Financial, Inc.	11,938	653,844
First American Financial Corp.	3,297	184,006
Genworth Financial, Inc., Class A(1)	11,546	81,399
Globe Life, Inc.	5,227	637,014
Greenlight Capital Re Ltd., Class A(1)	801	11,566
Hamilton Insurance Group Ltd., Class B(1)	1,122	24,415
Hanover Insurance Group, Inc.	1,641	288,783
Hartford Insurance Group, Inc.	13,781	1,789,325
HCI Group, Inc.	611	103,118
Heritage Insurance Holdings, Inc.(1)	2,041	49,943
Horace Mann Educators Corp.	1,128	48,989
Investors Title Co.(2)	48	11,233
James River Group Holdings Ltd.	743	4,324
Kemper Corp.	1,325	84,442
Kinsale Capital Group, Inc.	647	305,378
Lincoln National Corp.	4,246	140,712
Loews Corp.	5,356	478,237
Markel Group, Inc.(1)	387	751,438
Marsh & McLennan Cos., Inc.	3,326	777,153
Mercury General Corp.	1,929	124,382
MetLife, Inc.	17,731	1,393,302

Old Republic International Corp.	8,530	322,434
Oscar Health, Inc., Class A(1)	4,605	63,549
Palomar Holdings, Inc.(1)	1,836	314,819
Primerica, Inc.	2,205	596,673
Principal Financial Group, Inc.	5,489	427,538
ProAssurance Corp.(1)	1,341	31,098
Progressive Corp.	15,940	4,541,784
Prudential Financial, Inc.	12,843	1,334,259
Reinsurance Group of America, Inc.	2,084	423,656
RenaissanceRe Holdings Ltd.	2,923	729,055
RLI Corp.	1,962	150,819
Safety Insurance Group, Inc.	413	33,924
Selective Insurance Group, Inc.	1,590	139,952
SiriusPoint Ltd.(1)	7,229	141,616
Skyward Specialty Insurance Group, Inc.(1)	1,702	107,822
Travelers Cos., Inc.	9,423	2,597,921
United Fire Group, Inc.	765	21,764
Universal Insurance Holdings, Inc.	1,633	44,320
Unum Group	9,739	795,774
W.R. Berkley Corp.	8,330	622,168
White Mountains Insurance Group Ltd.	67	119,582
		34,354,362
Interactive Media and Services — 6.0%
Alphabet, Inc., Class A	77,714	13,346,602
Alphabet, Inc., Class C	63,065	10,900,785
Angi, Inc.(1)	1,081	16,918
Cargurus, Inc.(1)	3,620	113,451
Cars.com, Inc.(1)	4,211	43,163
EverQuote, Inc., Class A(1)	1,432	33,007
IAC, Inc.(1)	2,059	74,042
Match Group, Inc.	1	30
Meta Platforms, Inc., Class A	35,330	22,875,822
Outbrain, Inc.(1)	1,920	4,953
Pinterest, Inc., Class A(1)	5,735	178,416
Yelp, Inc.(1)	2,905	110,884
Ziff Davis, Inc.(1)	666	21,605
		47,719,678
IT Services — 0.9%
Accenture PLC, Class A	5,991	1,898,069
Akamai Technologies, Inc.(1)	2,636	200,151
Amdocs Ltd.	1,298	119,104
Cognizant Technology Solutions Corp., Class A	10,395	841,891
DXC Technology Co.(1)	14,939	227,073
EPAM Systems, Inc.(1)	860	150,061
Gartner, Inc.(1)	1,190	519,340
GoDaddy, Inc., Class A(1)	1,919	349,546
Hackett Group, Inc.	243	5,958
International Business Machines Corp.	7,742	2,005,643
Kyndryl Holdings, Inc.(1)	17,017	664,344
Snowflake, Inc., Class A(1)	973	200,117
TSS, Inc.(1)	461	6,657
Twilio, Inc., Class A(1)	2,522	296,839
VeriSign, Inc.	247	67,300
		7,552,093

Leisure Products — 0.1%
Acushnet Holdings Corp.(2)	1,710	116,690
American Outdoor Brands, Inc.(1)	305	3,532
Brunswick Corp.	1,942	98,304
Clarus Corp.	253	805
Malibu Boats, Inc., Class A(1)	1,042	31,406
Marine Products Corp.(2)	990	8,227
MasterCraft Boat Holdings, Inc.(1)	673	11,448
Mattel, Inc.(1)	17,910	339,215
Polaris, Inc.(2)	3,347	131,269
Smith & Wesson Brands, Inc.	2,127	20,249
Sturm Ruger & Co., Inc.	1,010	36,562
Topgolf Callaway Brands Corp.(1)	2,038	12,921
YETI Holdings, Inc.(1)	5,816	177,737
		988,365
Life Sciences Tools and Services — 0.4%
AbCellera Biologics, Inc.(1)(2)	9,145	18,473
Agilent Technologies, Inc.	1,858	207,947
Azenta, Inc.(1)	675	18,036
Bio-Rad Laboratories, Inc., Class A(1)	331	75,114
Bio-Techne Corp.	1,414	68,438
Bruker Corp.	1,515	55,600
Charles River Laboratories International, Inc.(1)	433	58,728
Cytek Biosciences, Inc.(1)	2,488	6,892
Danaher Corp.	4,281	812,962
IQVIA Holdings, Inc.(1)	828	116,193
MaxCyte, Inc.(1)(2)	1,890	4,498
Medpace Holdings, Inc.(1)	601	177,235
Mettler-Toledo International, Inc.(1)	68	78,575
OmniAb, Inc.(1)	182	1
Quanterix Corp.(1)	1,365	7,098
Repligen Corp.(1)	533	62,931
Revvity, Inc.	466	42,136
Seer, Inc.(1)(2)	2,342	4,497
Sotera Health Co.(1)	1,121	13,721
Thermo Fisher Scientific, Inc.	1,560	628,399
Waters Corp.(1)	896	312,919
West Pharmaceutical Services, Inc.	1,179	248,592
		3,018,985
Machinery — 2.4%
AGCO Corp.	3,756	368,013
Alamo Group, Inc.	139	27,528
Albany International Corp., Class A	1,088	71,884
Allison Transmission Holdings, Inc.	1,321	136,750
Astec Industries, Inc.	736	28,917
Atmus Filtration Technologies, Inc.	2,790	100,496
Blue Bird Corp.(1)	2,610	101,007
Caterpillar, Inc.	10,795	3,756,984
Crane Co.	711	121,865
Cummins, Inc.	3,522	1,132,253
Deere & Co.	6,615	3,348,910
Donaldson Co., Inc.	6,021	418,761
Douglas Dynamics, Inc.	1,297	35,655
Dover Corp.	987	175,439
Enerpac Tool Group Corp.	1,645	70,538

Enpro, Inc.	485	89,793
ESCO Technologies, Inc.	700	126,868
Flowserve Corp.	2,379	118,736
Franklin Electric Co., Inc.	1,155	99,780
Gates Industrial Corp. PLC(1)	2,322	49,110
Gorman-Rupp Co.	652	23,798
Graco, Inc.	5,179	438,454
Graham Corp.(1)	450	17,744
Greenbrier Cos., Inc.	2,180	98,253
Hillman Solutions Corp.(1)	5,781	41,854
Hyster-Yale, Inc.	559	22,449
Illinois Tool Works, Inc.	4,105	1,006,053
Ingersoll Rand, Inc.	1,772	144,666
ITT, Inc.	1,586	238,756
JBT Marel Corp.	873	100,229
Kadant, Inc.	239	75,025
Kennametal, Inc.	4,930	106,143
Lincoln Electric Holdings, Inc.	1,979	383,115
Lindsay Corp.	547	76,252
Luxfer Holdings PLC	2,129	24,334
Manitowoc Co., Inc.(1)	1,586	16,669
Middleby Corp.(1)	347	50,707
Miller Industries, Inc.	663	30,054
Mueller Industries, Inc.	7,119	554,357
Mueller Water Products, Inc., Class A	11,670	286,265
NN, Inc.(1)	691	1,417
Omega Flex, Inc.	78	2,552
Oshkosh Corp.	2,158	214,052
Otis Worldwide Corp.	1,700	162,095
PACCAR, Inc.	18,578	1,743,545
Parker-Hannifin Corp.	927	616,177
Park-Ohio Holdings Corp.	1,204	22,033
Proto Labs, Inc.(1)	403	14,903
RBC Bearings, Inc.(1)	319	116,713
REV Group, Inc.	1,440	53,986
Shyft Group, Inc.	1,298	13,616
Snap-on, Inc.	1,769	567,407
Standex International Corp.	549	82,866
Tennant Co.	1,189	88,485
Terex Corp.	4,519	203,400
Timken Co.	2,574	176,293
Titan International, Inc.(1)	4,030	29,177
Toro Co.	2,572	194,906
Trinity Industries, Inc.	5,852	150,630
Watts Water Technologies, Inc., Class A	795	192,485
Westinghouse Air Brake Technologies Corp.	692	140,005
Worthington Enterprises, Inc.	1,930	113,696
Xylem, Inc.	1,888	237,964
		19,252,867
Marine Transportation — 0.1%
Costamare, Inc.	1,893	16,223
Genco Shipping & Trading Ltd.	1,967	26,043
Kirby Corp.(1)	1,912	211,544
Matson, Inc.	2,698	304,469
Pangaea Logistics Solutions Ltd.	2,021	9,095

Safe Bulkers, Inc.	2,798	10,632
		578,006
Media — 0.8%
AMC Networks, Inc., Class A(1)	1,769	11,693
Boston Omaha Corp., Class A(1)	279	4,101
Cable One, Inc.	326	47,704
Charter Communications, Inc., Class A(1)	1,116	442,237
Comcast Corp., Class A	98,650	3,410,331
EchoStar Corp., Class A(1)	7,183	127,355
Entravision Communications Corp., Class A	2,377	4,920
Fox Corp., Class A	6,797	373,427
Fox Corp., Class B	4,247	213,539
Gambling.com Group Ltd.(1)	1,426	16,813
Gannett Co., Inc.(1)	4,211	14,907
Liberty Broadband Corp., Class A(1)	453	42,084
Liberty Broadband Corp., Class C(1)	2,555	239,659
New York Times Co., Class A	3,092	176,615
News Corp., Class A	8,739	246,789
News Corp., Class B	2,644	86,512
Nexstar Media Group, Inc., Class A	505	86,062
Paramount Global, Class A	400	9,060
Paramount Global, Class B	24,379	294,986
PubMatic, Inc., Class A(1)	2,210	25,857
Scholastic Corp.	1,060	18,306
Thryv Holdings, Inc.(1)	568	7,554
Trade Desk, Inc., Class A(1)	2,732	205,501
WideOpenWest, Inc.(1)	2,553	10,748
		6,116,760
Metals and Mining — 0.9%
Alcoa Corp.	4,206	112,595
Alpha Metallurgical Resources, Inc.(1)	976	109,351
Carpenter Technology Corp.	1,412	331,820
Century Aluminum Co.(1)	1,342	20,788
Cleveland-Cliffs, Inc.(1)	18,770	109,429
Coeur Mining, Inc.(1)	4,989	40,311
Commercial Metals Co.	7,427	346,024
Compass Minerals International, Inc.(1)	1,309	25,146
Freeport-McMoRan, Inc.	31,612	1,216,430
Hecla Mining Co.	11,425	58,724
Kaiser Aluminum Corp.	1,261	91,536
Materion Corp.	317	24,545
McEwen Mining, Inc.(1)(2)	2,899	23,279
Metallus, Inc.(1)	2,117	26,738
MP Materials Corp.(1)(2)	3,374	73,519
Newmont Corp.	16,433	866,348
Nucor Corp.	9,084	993,426
Olympic Steel, Inc.	801	23,750
Radius Recycling, Inc., Class A	1,280	37,901
Ramaco Resources, Inc., Class A(2)	1,527	13,804
Ramaco Resources, Inc., Class B	370	2,757
Reliance, Inc.	1,832	536,446
Royal Gold, Inc.	1,681	299,420
Ryerson Holding Corp.	2,254	46,793
Steel Dynamics, Inc.	7,852	966,346
SunCoke Energy, Inc.	6,206	50,517

Tredegar Corp.(1)	1,180	9,888
U.S. Steel Corp.	7,817	420,711
Warrior Met Coal, Inc.	4,483	203,752
Worthington Steel, Inc.	1,930	48,057
		7,130,151
Multi-Utilities — 0.6%
Ameren Corp.	6,586	638,052
Avista Corp.	2,365	91,076
Black Hills Corp.	1,885	110,216
CMS Energy Corp.	7,193	505,164
Consolidated Edison, Inc.	6,386	667,273
Dominion Energy, Inc.	21,550	1,221,239
DTE Energy Co.	4,136	565,184
NiSource, Inc.	1,513	59,824
Northwestern Energy Group, Inc.	2,028	112,209
Public Service Enterprise Group, Inc.	4,649	376,709
Sempra	6,209	487,965
Unitil Corp.	689	37,778
		4,872,689
Oil, Gas and Consumable Fuels — 5.4%
Amplify Energy Corp.(1)	2,878	8,260
Antero Midstream Corp.	18,211	342,003
Antero Resources Corp.(1)	8,867	332,069
APA Corp.	20,685	351,852
Ardmore Shipping Corp.(2)	2,985	28,686
Berry Corp.	3,422	8,179
California Resources Corp.	5,588	246,822
Centrus Energy Corp., Class A(1)	938	119,051
Cheniere Energy, Inc.	9,605	2,276,289
Chevron Corp.	27,914	3,815,844
Chord Energy Corp.	2,427	218,430
Civitas Resources, Inc.	5,776	158,089
CNX Resources Corp.(1)	4,925	158,979
Comstock Resources, Inc.(1)(2)	5,198	121,113
ConocoPhillips	35,469	3,027,279
Core Natural Resources, Inc.	4,126	285,932
Coterra Energy, Inc.	35,476	862,422
Crescent Energy Co., Class A	4,639	38,921
CVR Energy, Inc.	2,893	67,667
Devon Energy Corp.	23,560	712,926
DHT Holdings, Inc.	6,870	79,555
Diamondback Energy, Inc.	6,235	838,919
Dorian LPG Ltd.	2,695	57,700
DT Midstream, Inc.	3,544	371,199
EOG Resources, Inc.	20,114	2,183,777
EQT Corp.	13,408	739,183
Evolution Petroleum Corp.	3,532	15,859
Expand Energy Corp.	4,919	571,244
Exxon Mobil Corp.	77,820	7,960,986
FutureFuel Corp.	1,729	6,830
Granite Ridge Resources, Inc.	5,812	32,663
Green Plains, Inc.(1)	1,545	6,427
Gulfport Energy Corp.(1)	550	105,325
Hallador Energy Co.(1)	1,673	28,859
Hess Corp.	9,984	1,319,785

Hess Midstream LP, Class A	6,093	225,441
HF Sinclair Corp.	2,994	108,173
HighPeak Energy, Inc.(2)	808	7,991
International Seaways, Inc.	3,462	128,267
Kimbell Royalty Partners LP	4,237	55,505
Kinder Morgan, Inc.	35,184	986,559
Kosmos Energy Ltd.(1)	36,452	60,510
Magnolia Oil & Gas Corp., Class A	11,661	250,712
Marathon Petroleum Corp.	10,179	1,636,172
Matador Resources Co.	6,753	290,447
Murphy Oil Corp.	9,725	203,544
Nordic American Tankers Ltd.	12,540	33,231
Northern Oil & Gas, Inc.	7,237	192,359
Occidental Petroleum Corp.	22,679	924,850
ONEOK, Inc.	15,681	1,267,652
Ovintiv, Inc.	15,137	542,207
Par Pacific Holdings, Inc.(1)	1,283	27,700
PBF Energy, Inc., Class A	3,913	74,543
Peabody Energy Corp.	7,802	102,674
Permian Resources Corp.	37,950	478,550
Phillips 66	6,840	776,203
Plains GP Holdings LP, Class A(1)	5,373	94,565
Range Resources Corp.	14,504	551,732
REX American Resources Corp.(1)	564	23,767
Riley Exploration Permian, Inc.	588	15,088
SandRidge Energy, Inc.	2,068	20,287
Scorpio Tankers, Inc.	3,151	125,221
SFL Corp. Ltd.(2)	8,144	69,876
Sitio Royalties Corp., Class A	2,276	38,851
SM Energy Co.	9,441	221,108
Talos Energy, Inc.(1)	9,425	75,777
Targa Resources Corp.	10,637	1,679,901
Teekay Corp. Ltd.	4,643	39,233
Teekay Tankers Ltd., Class A	1,621	71,632
Texas Pacific Land Corp.	670	746,400
VAALCO Energy, Inc.(2)	7,061	22,383
Valero Energy Corp.	5,264	678,898
Viper Energy, Inc.	1,359	53,939
Vital Energy, Inc.(1)	1,814	26,992
Vitesse Energy, Inc.	1,680	35,162
Williams Cos., Inc.	41,946	2,538,152
World Kinect Corp.	969	26,541
		43,027,919
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,234	35,527
Louisiana-Pacific Corp.	3,853	347,040
Mercer International, Inc.	2,526	9,043
Sylvamo Corp.	2,010	106,469
		498,079
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	7,918	403,264
Allegiant Travel Co.(1)	1,156	64,250
Delta Air Lines, Inc.	32,517	1,573,498
JetBlue Airways Corp.(1)	7,877	39,779
SkyWest, Inc.(1)	3,102	314,698

Southwest Airlines Co.	11,762	392,616
Sun Country Airlines Holdings, Inc.(1)	4,442	51,438
United Airlines Holdings, Inc.(1)	19,335	1,536,069
		4,375,612
Personal Care Products — 0.1%
Edgewell Personal Care Co.	654	18,063
Estee Lauder Cos., Inc., Class A	1,959	131,135
Kenvue, Inc.	23,848	569,252
Lifevantage Corp.(2)	819	10,688
Medifast, Inc.(1)	515	7,246
Nature's Sunshine Products, Inc.(1)	1,149	17,763
Nu Skin Enterprises, Inc., Class A	4,012	34,624
USANA Health Sciences, Inc.(1)	442	13,203
		801,974
Pharmaceuticals — 2.3%
Amphastar Pharmaceuticals, Inc.(1)	855	21,982
Atea Pharmaceuticals, Inc.(1)	3,630	10,781
Bristol-Myers Squibb Co.	29,025	1,401,327
Collegium Pharmaceutical, Inc.(1)	2,313	67,401
Corcept Therapeutics, Inc.(1)	2,917	226,243
Elanco Animal Health, Inc.(1)	9,843	132,290
Eli Lilly & Co.	8,067	5,950,784
Harmony Biosciences Holdings, Inc.(1)	3,085	106,433
Innoviva, Inc.(1)	2,990	58,514
Jazz Pharmaceuticals PLC(1)	4,101	443,195
Johnson & Johnson	31,956	4,959,891
Ligand Pharmaceuticals, Inc.(1)	480	49,051
Merck & Co., Inc.	17,373	1,334,941
Organon & Co.	1,514	13,959
Pacira BioSciences, Inc.(1)	914	23,618
Perrigo Co. PLC	1,973	52,817
Pfizer, Inc.	59,216	1,390,984
Prestige Consumer Healthcare, Inc.(1)	1,185	101,519
Royalty Pharma PLC, Class A	4,252	139,806
SIGA Technologies, Inc.	2,227	13,317
Supernus Pharmaceuticals, Inc.(1)	1,246	39,498
Theravance Biopharma, Inc.(1)	88	806
Viatris, Inc.	59,374	521,897
Zoetis, Inc.	7,854	1,324,420
		18,385,474
Professional Services — 1.0%
Alight, Inc., Class A	17,523	95,676
Automatic Data Processing, Inc.	8,110	2,640,048
Booz Allen Hamilton Holding Corp.	2,263	240,444
Broadridge Financial Solutions, Inc.	1,351	328,063
Clarivate PLC(1)	10,685	45,091
Conduent, Inc.(1)	13,746	30,791
CRA International, Inc.	224	42,571
CSG Systems International, Inc.	812	53,641
ExlService Holdings, Inc.(1)	1,680	77,263
Exponent, Inc.	2,374	181,231
Franklin Covey Co.(1)	585	13,677
FTI Consulting, Inc.(1)	197	32,339
Genpact Ltd.	1,411	60,743
Heidrick & Struggles International, Inc.	1,277	55,754

IBEX Holdings Ltd.(1)	816	23,493
Insperity, Inc.	1,539	99,604
KBR, Inc.	1,263	65,916
Kelly Services, Inc., Class A	1,355	15,881
Kforce, Inc.	916	37,373
Korn Ferry	2,010	136,700
Legalzoom.com, Inc.(1)	2,616	23,884
ManpowerGroup, Inc.	1,108	46,481
Paychex, Inc.	5,824	919,668
Paycom Software, Inc.	3,724	964,851
Paylocity Holding Corp.(1)	757	144,511
Resolute Holdings Management, Inc.(1)(2)	281	9,664
Resources Connection, Inc.	1,465	7,640
Robert Half, Inc.	6,002	274,832
TaskUS, Inc., Class A(1)	952	15,803
TriNet Group, Inc.	700	58,247
TrueBlue, Inc.(1)	1,245	7,470
Verisk Analytics, Inc.	3,035	953,415
Verra Mobility Corp.(1)	2,671	63,169
WNS Holdings Ltd.(1)	1,498	86,869
		7,852,803
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	2,746	343,305
CoStar Group, Inc.(1)	4,258	313,219
Forestar Group, Inc.(1)	1,094	20,950
FRP Holdings, Inc.(1)	40	1,085
Howard Hughes Holdings, Inc.(1)	1,759	120,157
Jones Lang LaSalle, Inc.(1)	593	132,061
Kennedy-Wilson Holdings, Inc.	3,861	24,595
Marcus & Millichap, Inc.	1,365	39,326
RE/MAX Holdings, Inc., Class A(1)	648	4,892
Seaport Entertainment Group, Inc.(1)	156	3,048
Zillow Group, Inc., Class A(1)	365	24,152
Zillow Group, Inc., Class C(1)	1,503	100,866
		1,127,656
Semiconductors and Semiconductor Equipment — 7.9%
ACM Research, Inc., Class A(1)	1,253	28,255
Advanced Micro Devices, Inc.(1)	9,719	1,076,185
Allegro MicroSystems, Inc.(1)	1,921	48,697
Alpha & Omega Semiconductor Ltd.(1)	643	13,644
Amkor Technology, Inc.	6,018	108,444
Analog Devices, Inc.	4,019	859,986
Applied Materials, Inc.	15,256	2,391,378
Axcelis Technologies, Inc.(1)	1,807	101,806
Broadcom, Inc.	29,024	7,025,840
CEVA, Inc.(1)	370	6,941
Cirrus Logic, Inc.(1)	2,053	201,933
Cohu, Inc.(1)	1,725	29,446
Diodes, Inc.(1)	896	39,782
First Solar, Inc.(1)	2,673	422,548
GLOBALFOUNDRIES, Inc.(1)	1,927	68,987
Ichor Holdings Ltd.(1)	663	10,462
Intel Corp.	48,696	952,007
KLA Corp.	2,446	1,851,328
Kulicke & Soffa Industries, Inc.	631	20,287

Lam Research Corp.	40,254	3,252,121
Magnachip Semiconductor Corp.(1)	601	2,170
Marvell Technology, Inc.	5,435	327,133
Micron Technology, Inc.	19,690	1,859,917
Monolithic Power Systems, Inc.	404	267,408
NVE Corp.	259	18,430
NVIDIA Corp.	262,000	35,404,060
NXP Semiconductors NV	1,383	264,333
ON Semiconductor Corp.(1)	12,663	532,099
Onto Innovation, Inc.(1)	731	67,208
Penguin Solutions, Inc.(1)	4,206	74,699
Photronics, Inc.(1)	4,785	79,957
Qorvo, Inc.(1)	2,270	172,565
QUALCOMM, Inc.	17,853	2,592,256
Rambus, Inc.(1)	1,432	76,569
Skyworks Solutions, Inc.	6,135	423,499
Synaptics, Inc.(1)	508	29,850
Teradyne, Inc.	2,138	168,047
Texas Instruments, Inc.	10,865	1,986,665
Ultra Clean Holdings, Inc.(1)	589	11,409
Universal Display Corp.	902	129,302
		62,997,653
Software — 7.5%
A10 Networks, Inc.	5,326	91,927
Adeia, Inc.	7,177	92,153
Adobe, Inc.(1)	4,214	1,749,189
ANSYS, Inc.(1)	305	100,900
Appfolio, Inc., Class A(1)	271	57,227
AppLovin Corp., Class A(1)	2,733	1,074,069
Atlassian Corp., Class A(1)	794	164,858
Autodesk, Inc.(1)	1,495	442,699
Cadence Design Systems, Inc.(1)	2,362	678,059
Clear Secure, Inc., Class A	2,026	50,143
Commvault Systems, Inc.(1)	1,271	232,784
Crowdstrike Holdings, Inc., Class A(1)	1,553	732,038
Datadog, Inc., Class A(1)	1,457	171,751
Docusign, Inc.(1)	1,998	177,043
Dolby Laboratories, Inc., Class A	1,524	113,172
Fair Isaac Corp.(1)	161	277,931
Fortinet, Inc.(1)	20,142	2,050,053
Gen Digital, Inc.	2,630	74,902
InterDigital, Inc.	1,441	313,072
Intuit, Inc.	1,891	1,424,812
LiveRamp Holdings, Inc.(1)	1,449	47,208
Manhattan Associates, Inc.(1)	1,370	258,629
Microsoft Corp.	80,635	37,121,129
MicroStrategy, Inc., Class A(1)	2,053	757,680
Nutanix, Inc., Class A(1)	665	50,999
Olo, Inc., Class A(1)	2,445	21,296
OneSpan, Inc.	2,110	33,612
Oracle Corp.	16,400	2,714,692
Palantir Technologies, Inc., Class A(1)	15,825	2,085,418
Palo Alto Networks, Inc.(1)	8,444	1,624,794
Pegasystems, Inc.	2,374	233,008
Progress Software Corp.	642	39,522

Qualys, Inc.(1)	1,180	163,489
Riot Platforms, Inc.(1)(2)	6,474	52,245
Roper Technologies, Inc.	348	198,454
Salesforce, Inc.	6,021	1,597,793
SentinelOne, Inc., Class A(1)	3,178	55,965
ServiceNow, Inc.(1)	1,803	1,822,995
Synopsys, Inc.(1)	1,063	493,211
UiPath, Inc., Class A(1)	6,067	80,752
Workday, Inc., Class A(1)	1,174	290,812
Xperi, Inc.(1)	1,053	8,203
Zoom Communications, Inc., Class A(1)	3,435	279,094
Zscaler, Inc.(1)	299	82,434
		60,182,216
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A(1)(2)	849	4,177
Abercrombie & Fitch Co., Class A(1)	3,611	283,427
Academy Sports & Outdoors, Inc.	3,804	155,622
Advance Auto Parts, Inc.	1,908	91,450
American Eagle Outfitters, Inc.	14,010	153,550
America's Car-Mart, Inc.(1)	283	14,082
Arhaus, Inc.(1)	2,009	18,041
Arko Corp.	3,379	14,462
Asbury Automotive Group, Inc.(1)	1,333	303,804
AutoNation, Inc.(1)	398	73,172
AutoZone, Inc.(1)	93	347,173
Best Buy Co., Inc.	8,529	565,302
Buckle, Inc.	2,375	101,199
Build-A-Bear Workshop, Inc.	1,114	56,859
Burlington Stores, Inc.(1)	3,547	809,674
Caleres, Inc.	3,007	40,444
CarMax, Inc.(1)	6,206	400,039
Cato Corp., Class A(2)	608	1,557
Chewy, Inc., Class A(1)	788	35,657
Citi Trends, Inc.(1)	310	8,209
Designer Brands, Inc., Class A(2)	3,573	12,684
Destination XL Group, Inc.(1)	2,241	2,532
Dick's Sporting Goods, Inc.	3,294	590,746
Five Below, Inc.(1)	1,498	174,622
Floor & Decor Holdings, Inc., Class A(1)	3,617	259,303
Foot Locker, Inc.(1)	4,733	112,456
GameStop Corp., Class A(1)	144	4,291
Gap, Inc.	10,120	225,777
Genesco, Inc.(1)	669	14,537
Guess?, Inc.(2)	2,340	24,523
Haverty Furniture Cos., Inc.	552	11,570
Home Depot, Inc.	12,466	4,591,103
Lands' End, Inc.(1)	165	1,389
Lithia Motors, Inc.	631	199,970
Lowe's Cos., Inc.	4,185	944,680
MarineMax, Inc.(1)	860	18,232
Murphy USA, Inc.	1,174	501,052
National Vision Holdings, Inc.(1)	585	11,589
ODP Corp.(1)	2,447	40,253
O'Reilly Automotive, Inc.(1)	459	627,683
Penske Automotive Group, Inc.	466	76,508

PetMed Express, Inc.(1)	282	1,043
Ross Stores, Inc.	12,290	1,721,706
Sally Beauty Holdings, Inc.(1)	1,334	11,619
Shoe Carnival, Inc.	492	9,456
Signet Jewelers Ltd.	2,853	189,924
Sonic Automotive, Inc., Class A	509	35,594
TJX Cos., Inc.	29,762	3,776,798
Tractor Supply Co.	25,766	1,247,074
Ulta Beauty, Inc.(1)	1,576	743,021
Upbound Group, Inc.	517	11,860
Urban Outfitters, Inc.(1)	3,710	259,329
Valvoline, Inc.(1)	3,124	108,059
Victoria's Secret & Co.(1)	6,057	128,469
Williams-Sonoma, Inc.	6,630	1,072,469
Zumiez, Inc.(1)	640	7,994
		21,247,815
Technology Hardware, Storage and Peripherals — 4.8%
Apple, Inc.	181,611	36,476,569
Dell Technologies, Inc., Class C	2,087	232,220
Diebold Nixdorf, Inc.(1)	1,740	83,816
Eastman Kodak Co.(1)	2,017	11,457
Hewlett Packard Enterprise Co.	30,838	532,881
HP, Inc.	3,489	86,876
Immersion Corp.	1,954	14,694
NetApp, Inc.	3,602	357,174
Pure Storage, Inc., Class A(1)	4,957	265,646
Seagate Technology Holdings PLC	558	65,810
Super Micro Computer, Inc.(1)(2)	5,250	210,105
		38,337,248
Textiles, Apparel and Luxury Goods — 0.9%
Capri Holdings Ltd.(1)	4,929	89,313
Carter's, Inc.	2,586	81,123
Columbia Sportswear Co.	1,698	108,298
Crocs, Inc.(1)	3,392	345,984
Deckers Outdoor Corp.(1)	7,190	758,689
G-III Apparel Group Ltd.(1)	2,315	67,251
Hanesbrands, Inc.(1)	4,693	23,230
Kontoor Brands, Inc.	4,021	275,841
Lakeland Industries, Inc.	124	2,363
Levi Strauss & Co., Class A	2,442	42,369
Lululemon Athletica, Inc.(1)	5,840	1,849,353
Movado Group, Inc.	613	9,931
NIKE, Inc., Class B	19,512	1,182,232
Oxford Industries, Inc.	933	50,083
PVH Corp.	2,090	175,079
Ralph Lauren Corp.	1,933	535,074
Rocky Brands, Inc.	110	2,503
Skechers USA, Inc., Class A(1)	4,168	258,583
Steven Madden Ltd.	3,459	85,264
Tapestry, Inc.	13,525	1,062,389
Under Armour, Inc., Class A(1)	13,064	87,659
Under Armour, Inc., Class C(1)	8,517	53,657
Unifi, Inc.(1)	394	1,978
VF Corp.	30,702	382,547
		7,530,793

Trading Companies and Distributors — 1.1%
Air Lease Corp.	6,550	377,345
Alta Equipment Group, Inc.(2)	676	3,211
Applied Industrial Technologies, Inc.	1,660	376,023
BlueLinx Holdings, Inc.(1)	680	45,505
Boise Cascade Co.	3,013	261,769
DNOW, Inc.(1)	4,992	71,985
Fastenal Co.	27,940	1,155,039
FTAI Aviation Ltd.	5,358	627,690
GATX Corp.	2,235	355,901
Global Industrial Co.	653	17,011
GMS, Inc.(1)	1,838	139,192
H&E Equipment Services, Inc.	2,701	255,623
Herc Holdings, Inc.	2,137	264,988
Hudson Technologies, Inc.(1)	2,646	18,919
Karat Packaging, Inc.	634	19,946
McGrath RentCorp	431	48,436
MRC Global, Inc.(1)	5,846	72,549
MSC Industrial Direct Co., Inc., Class A	2,875	233,450
Rush Enterprises, Inc., Class A	2,743	136,190
Rush Enterprises, Inc., Class B	22	1,149
SiteOne Landscape Supply, Inc.(1)	1,006	117,511
Titan Machinery, Inc.(1)	997	18,624
United Rentals, Inc.	1,709	1,210,621
Watsco, Inc.	590	261,706
WESCO International, Inc.	2,508	421,068
WW Grainger, Inc.	1,848	2,009,811
		8,521,262
Water Utilities — 0.0%
American Water Works Co., Inc.	1,147	163,987
Artesian Resources Corp., Class A	194	6,691
California Water Service Group	1,698	80,230
Middlesex Water Co.	729	42,246
		293,154
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	5,034	53,411
Telephone & Data Systems, Inc.	5,957	204,682
T-Mobile U.S., Inc.	10,515	2,546,733
U.S. Cellular Corp.(1)(2)	828	51,311
		2,856,137
TOTAL COMMON STOCKS (Cost $611,023,733)		799,648,699
RIGHTS — 0.0%
Biotechnology — 0.0%
Chinook Therapeutics, Inc.(1)	1,500	15
Mirati Therapeutics, Inc.(1)	667	467
		482
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	443	452
TOTAL RIGHTS (Cost $919)		934
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	210	2

SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	172,278	172,278
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,511,316	1,511,316
TOTAL SHORT-TERM INVESTMENTS (Cost $1,683,594)		1,683,594
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $612,708,246)		801,333,229
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,242,469)
TOTAL NET ASSETS — 100.0%		$800,090,760

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,966,522. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,033,530, which includes securities collateral of $522,214.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$799,648,699	—	—
Rights	934	—	—
Escrow Interests	—	$2	—
Short-Term Investments	1,683,594	—	—
	$801,333,227	$2	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.